Leases - (Statements of Financial Position Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Right-of-use assets	¥ 379,805	¥ 385,643
Lease liabilities
Current	8,738	3,229
Non-current	7,513	1,384
Lease liabilities	16,251	4,613
Additions to right-of-use assets	27,275	9,534	¥ 109,238
Right-of-use assets generated by the acquisition of a subsidiary		102,283
Land use rights [member]
Right-of-use assets
Right-of-use assets	363,720	380,764
Buildings [member]
Right-of-use assets
Right-of-use assets	14,540	3,288
Equipment [member]
Right-of-use assets
Right-of-use assets	373	625
Others [member]
Right-of-use assets
Right-of-use assets	¥ 1,172	¥ 966